CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institution. Cash and cash equivalents balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	As of December 31, 2021		As of December 31, 2022
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	238,386	238,386	440,557	440,557
US$	54,671	348,569	42,584	296,582
Total		586,955		737,139